BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Preferred shares, par value	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	1,000,000	1,000,000
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0
Common stock, par value (per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares subject to possible redemption
Common stock, par value subject to possible redemption	$ 0.0001	$ 0.0001
Common stock, shares subject to possible redemption	8,000,000	8,000,000
Common stock, shares not subject to possible redemption
Common stock, shares issued	2,295,800	2,295,800
Common stock, shares outstanding	2,295,800	2,295,800